Business Combinations	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Wag Labs, Inc.
Business Combinations

3.Business Combinations

On August 3, 2021, the Company acquired Compare Pet Insurance, Inc. (CPI) for $3.5 million in cash consideration, and $0.17 million in common stock consideration, consisting of a total of 639,000 units of common stock. Of the cash consideration purchase price, $1.5 million was paid on the acquisition date and the remaining $2.0 million paid pro-rata quarterly over the next three years starting in the fourth quarter of 2021. The deferred purchase consideration, which was recorded at its fair value on the acquisition date, is presented in accrued expenses and other current liabilities, as well as other non-current liabilities on the consolidated balance sheet. As of June 30, 2022 and December 31, 2021, the amounts included in accrued expenses and other current liabilities, as well as other non-current liabilities on the condensed consolidated balance sheet was $1.6 million and $1.9 million, respectively. No working capital was acquired from CPI.

The purchase consideration allocation was as follows (in thousands):

As of
August 3, 2021
Intangible assets	$3,045
Goodwill	1,427
Deferred tax liabilities	(792)
Total purchase consideration	$3,680

The table below summarizes the fair value and the estimated useful lives of the acquired intangible assets (in thousands):

		Estimated
		Useful
	Fair Value	Life (years)
Developed technology	$648	4
Strategic customer relationships and licenses	2,121	5-10
Tradename	276	7
Total intangible assets	$3,045

Goodwill recorded in connection with the acquisition is primarily attributed to the assembled workforce and anticipated operational synergies. The resulting goodwill is not deductible for tax purposes.

3.Business Combinations

On August 3, 2021, the Company acquired Compare Pet Insurance, Inc. (CPI) for $3.5 million in cash consideration, and $0.17 million in common stock consideration, consisting of a total of 639,000 units of common stock. Of the cash consideration purchase price, $1.5 million was paid on the acquisition date and the remaining $2.0 million will be paid pro-rata quarterly over the next three years starting in the fourth quarter of 2021. The deferred purchase consideration, which was recorded at its fair value on the acquisition date, is presented in accrued expenses and other current liabilities, as well as other non-current liabilities on the consolidated balance sheet. As of December 31, 2021 and 2020, the amounts included in accrued expenses and other current liabilities, as well as other non-current liabilities on the consolidated balance sheet was $0.7 million and $1.3 million, respectively. No working capital was acquired from CPI.

The purchase consideration allocation is as follows (in thousands):

As of
August 3, 2021
Intangible assets	$3,045
Goodwill	1,427
Deferred tax liabilities	(792)
Total purchase consideration	$3,680

The table below summarizes the fair value and the estimated useful lives of the acquired intangible assets (in thousands):

		Estimated
		Useful
	Fair Value	Life (years)
Developed technology	$648	4
Strategic customer relationships and licenses	2,121	5 – 10
Tradename	276	7
Total intangible assets	$3,045

Goodwill recorded in connection with the acquisition is primarily attributed to the assembled workforce, anticipated operational synergies, and a deferred tax benefit. The resulting goodwill is not deductible for tax purposes.

The results of the acquired operations were included in our consolidated financial statements from the date of acquisition, August 3, 2021. For the period from August 3, 2021 to December 31, 2021, CPI contributed $5.1 million in revenue to the company and $0.9 million in net income.

The following unaudited pro forma summary presents the effect of the CPI business acquired during the year ended December 31, 2021 as though the business had been acquired as of January 1, 2020 (in thousands):

	Years Ended December 31,
	2021	2020
Revenue, as reported	$20,082	$11,970
Revenue of CPI for the period prior to acquisition (inclusive of pro forma adjustments)	1,925	339
Pro forma revenue	$22,007	$12,309
Net loss, as reported	$(6,311)	$(18,839)
Net loss of CPI for the period prior to acquisition (inclusive of pro forma	(40)	(662)
Pro forma net loss	$(6,351)	$(19,501)

Unaudited pro forma supplemental information is based upon accounting estimates and judgments that we believe are reasonable. These pro forma results are not necessarily indicative of what would have occurred if the acquisition had been in effect for the periods presented or of future results.